Noncontrolling Interests	12 Months Ended
May 31, 2016
Noncontrolling Interest [Abstract]
Noncontrolling Interests
19.	NONCONTROLLING INTERESTS

	Koolearn Corporation US$	Xuncheng US$	New Road US$	Jinzhou School US$	Total US$
Balance as of May 31, 2013 and 2014	—	—	—	—	—
Capital injection from noncontrolling interest shareholders	3,752	—	39	—	3,791
(Loss) attributed to noncontrolling interest shareholders	(294)	—	(1)	—	(295)

Balance as of May 31, 2015	3,458	—	38	—	3,496

Capital injection from noncontrolling interest shareholders	—	28,737		182	28,919
Capital repurchase from noncontrolling interest shareholders	(3,497)	—	—	—	(3,497)
Unrealized gain on available-for-sale securities attributed to noncontrolling interest shareholders	—	999	—	—	999
Foreign currency translation adjustment attributed to noncontrolling interest shareholders	—	(269)	(2)	—	(271)
Gain (loss) attributed to noncontrolling interest shareholders	39	423	3	(21)	444

Balance as of May 31, 2016	—	29,890	39	161	30,090

In February 2015, Koolearn Corporation issued 5,000,000 ordinary shares to certain employees and received the cash consideration of US$3,752. As the Company still retained a controlling interest in Koolearn Corporation, the disposal was accounted as an equity transaction in the Company’s consolidated financial statements and the Company recognized a noncontrolling interest representing the 5.9% equity interest over Koolearn Corporation as of May 31, 2015. In September 2015, the Group repurchased all these shares from the employees at the original purchase price per share. As the Group retained control over Koolearn before and after the repurchase of the 5.9% interest, the acquisition of this additional equity interest was accounted as an equity transaction in the Company’s consolidated financial statements.

In February 2015, New Road which provides travel agent service was established. The Company and another investor have 51% and 49% equity interest, respectively. The cash consideration was fully paid by the other investor as of May 31, 2015.

In November 2015, the Company sold a 21% ownership of Xuncheng to seven limited partnership entities (“LPs”) representing the employees of the Group. In April 2016, the Company further sold another 12.5% ownership of Xuncheng to Lin Zhi Tencent Technology Co., Ltd an affiliate of Tencent Holdings Limited. All the cash consideration was fully paid by the other investors as of May 31, 2016. As the Group retained control over Xuncheng subsequent to the above transactions, the disposal was accounted as an equity transaction in the Company’s consolidated financial statements. Subsequent to the transaction, the Group’s interest over Xuncheng was diluted to 69.12% as of May 31, 2016.

In April 2016, Jinzhou School which provides language training services was established. The Company and another investor have 60% and 40% equity interest, respectively. The cash consideration was fully paid by the other investor as of May 31, 2016.